Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended	18 Months Ended	24 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended		72 Months Ended		73 Months Ended		82 Months Ended	83 Months Ended	96 Months Ended	107 Months Ended	119 Months Ended	120 Months Ended	121 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 20, 2023	Aug. 31, 2023	Mar. 01, 2023	Sep. 08, 2022	Aug. 31, 2022	Sep. 15, 2021	Aug. 31, 2021	Feb. 24, 2021	Sep. 16, 2020	Aug. 31, 2020	Sep. 25, 2019	Sep. 12, 2019	Aug. 31, 2019	Sep. 12, 2018	Aug. 31, 2018	Aug. 09, 2018	Jul. 25, 2018	Nov. 08, 2017	Sep. 27, 2017	Aug. 31, 2017	Sep. 14, 2016	Aug. 31, 2016	Oct. 07, 2015	Aug. 31, 2015	Sep. 17, 2014	Aug. 31, 2014
C000197647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 Corporate Bond ETF — NAV Return
Account Value	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156	$ 12,156													$ 11,288			$ 11,119		$ 12,352			$ 12,117			$ 11,193		$ 9,830				$ 10,000
Average Annual Return, Percent			7.61%								1.65%						2.86%
C000197647 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			7.65%								1.61%						2.87%
C000197653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2024 Corporate Bond ETF — NAV Return
Account Value	14,052	14,052	$ 14,052	14,052	14,052	14,052	14,052	14,052	14,052	14,052	$ 14,052	14,052	14,052	14,052	14,052	14,052	$ 14,052	14,052	14,052	$ 14,052	14,052	14,052													13,284			12,939		13,586			13,374			12,538		11,390					$ 11,521		$ 11,317		$ 10,207	$ 10,000
Average Annual Return, Percent			5.77%								2.30%									3.48%
C000197653 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2024 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			5.72%								2.26%									3.47%
C000197654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2024 High Yield Corporate Bond ETF — NAV Return
Account Value	13,651	13,651	$ 13,651	13,651	13,651	13,651	13,651	13,651	13,651	13,651	$ 13,651	13,651	13,651	13,651	13,651	13,651	13,651	$ 13,651	13,651	$ 13,651	13,651	13,651													12,740			11,829		12,824			11,918			11,748		10,939					10,732	$ 10,000
Average Annual Return, Percent			7.17%								3.05%							3.99%
C000197654 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2024 High Yield Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			6.93%								3.02%							3.97%
C000197655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2025 Corporate Bond ETF — NAV Return
Account Value	13,326	13,326	$ 13,326	13,326	13,326	13,326	13,326	13,326	13,326	13,326	$ 13,326	13,326	13,326	13,326	13,326	13,326	13,326	$ 13,326	$ 13,326	13,326	13,326	13,326													12,561			12,316		13,190			13,027			12,084		10,843					11,005		10,873	$ 10,000
Average Annual Return, Percent			6.10%								1.98%								3.28%
C000197655 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2025 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			6.10%								1.97%								3.28%
C000197656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2026 Corporate Bond ETF — NAV Return
Account Value	12,364	12,364	$ 12,364	12,364	12,364	12,364	12,364	12,364	12,364	12,364	$ 12,364	12,364	12,364	12,364	12,364	12,364	12,364	$ 12,364	$ 12,364	12,364	12,364	12,364													11,567			11,381		12,477			12,335			11,332		10,030					10,229	10,000
Average Annual Return, Percent			6.92%								1.75%							2.70%
C000197656 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2026 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			6.97%								1.73%							2.72%
C000197657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Bloomberg Pricing Power ETF — NAV Return
Account Value	25,492	25,492	$ 25,492	25,492	25,492	25,492	25,492	25,492	25,492	25,492	$ 25,492	25,492	25,492	25,492	25,492	25,492	25,492	$ 25,492	25,492	25,492	$ 25,492	25,492													20,740			19,500		20,426			16,525			15,270		13,975					12,021		10,631		9,376		$ 10,000
Average Annual Return, Percent			22.90%								10.79%										9.81%
C000197657 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Bloomberg Pricing Power ETF — Market Price Return
Average Annual Return, Percent			22.85%								10.78%										9.80%
C000197658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2025 High Yield Corporate Bond ETF — NAV Return
Account Value	13,546	13,546	$ 13,546	13,546	13,546	13,546	13,546	13,546	13,546	13,546	$ 13,546	13,546	13,546	13,546	13,546	13,546	$ 13,546	13,546	13,546	13,546	$ 13,546	13,546													12,398			11,502		12,086			11,153			10,872		10,164				10,000
Average Annual Return, Percent			9.28%								4.49%						4.48%
C000197658 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2025 High Yield Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			9.12%								4.47%						4.49%
C000201205 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			nvesco Investment Grade Defensive ETF — NAV Return
Account Value	11,660	11,660	$ 11,660	11,660	11,660	11,660	11,660	11,660	11,660	11,660	$ 11,660	11,660	11,660	11,660	$ 11,660	11,660	$ 11,660	11,660	11,660	11,660	11,660	11,660													10,819			10,712		11,587			11,559			10,854		10,071		$ 10,000
Average Annual Return, Percent			7.84%								1.45%				2.55%
C000201205 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Investment Grade Defensive ETF — Market Price Return
Average Annual Return, Percent			7.88%								1.40%				2.58%
C000202950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 Corporate Bond ETF — NAV Return
Account Value	12,369	12,369	$ 12,369	12,369	12,369	12,369	12,369	12,369	12,369	12,369	$ 12,369	12,369	12,369	$ 12,369	$ 12,369	12,369	12,369	12,369	12,369	12,369	12,369	12,369													11,414			11,193		12,665			12,429			11,478		10,035	$ 10,000
Average Annual Return, Percent			8.37%								1.51%			3.57%
C000202950 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			8.47%								1.49%			3.57%
C000202951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return
Account Value	13,065	13,065	$ 13,065	13,065	13,065	13,065	13,065	13,065	13,065	13,065	$ 13,065	13,065	13,065	$ 13,065	13,065	13,065	13,065	13,065	13,065	13,065	13,065	13,065													11,973			11,160		12,042			11,165			10,918		10,055	10,000
Average Annual Return, Percent			9.13%								3.66%			4.51%
C000202951 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2026 High Yield Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			8.97%								3.62%			4.52%
C000203478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco RAFITM Strategic US ETF — NAV Return
Account Value	22,009	22,009	$ 22,009	22,009	22,009	22,009	22,009	22,009	22,009	22,009	$ 22,009	$ 22,009	22,009	$ 22,009	22,009	22,009	22,009	22,009	22,009	22,009	22,009	22,009													18,026			15,748		16,208			11,621			10,091	$ 10,000
Average Annual Return, Percent			22.08%								16.87%	14.14%
C000203478 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco RAFITM Strategic US ETF — Market Price Return
Average Annual Return, Percent			22.08%								16.87%	14.14%
C000203488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 Municipal Bond ETF — NAV Return
Account Value	10,334	10,334	$ 10,334	10,334	10,334	10,334	10,334	10,334	$ 10,334	10,334	$ 10,334	$ 10,334	10,334	10,334	10,334	10,334	10,334	10,334	10,334	10,334	10,334	10,334													9,887			9,751		10,863			10,449	$ 10,000
Average Annual Return, Percent			4.59%						0.67%
C000203488 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent			4.05%						0.63%
C000203493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2024 Municipal Bond ETF — NAV Return
Account Value	10,681	10,681	$ 10,681	10,681	10,681	10,681	10,681	10,681	$ 10,681	10,681	10,681	10,681	10,681	10,681	10,681	10,681	10,681	10,681	10,681	10,681	10,681	10,681													10,330			10,151		10,508			10,325	10,000
Average Annual Return, Percent			3.36%						1.35%
C000203493 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2024 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent			2.99%						1.30%
C000203494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2025 Municipal Bond ETF — NAV Return
Account Value	10,570	10,570	$ 10,570	10,570	10,570	10,570	10,570	10,570	$ 10,570	10,570	10,570	10,570	10,570	10,570	10,570	10,570	10,570	10,570	10,570	10,570	10,570	10,570													10,184			10,050		10,641			10,420	10,000
Average Annual Return, Percent			3.80%						1.13%
C000203494 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2025 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent			3.63%						1.15%
C000203495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2026 Municipal Bond ETF — NAV Return
Account Value	10,366	10,366	$ 10,366	10,366	10,366	10,366	10,366	10,366	$ 10,366	10,366	10,366	10,366	10,366	10,366	10,366	10,366	10,366	10,366	10,366	10,366	10,366	10,366													9,934			9,820		10,693			10,354	10,000
Average Annual Return, Percent			4.30%						0.73%
C000203495 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2026 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent			4.11%						0.82%
C000203496 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 Municipal Bond ETF — NAV Return
Account Value	10,361	10,361	$ 10,361	10,361	10,361	10,361	10,361	10,361	$ 10,361	10,361	10,361	10,361	10,361	10,361	10,361	10,361	10,361	10,361	10,361	10,361	10,361	10,361													9,922			9,788		10,642			10,300	10,000
Average Annual Return, Percent			4.40%						0.72%
C000203496 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent			4.22%						0.75%
C000209106 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return
Account Value	23,136	23,136	$ 23,136	23,136	23,136	23,136	23,136	23,136	$ 23,136	23,136	$ 23,136	23,136	23,136	23,136	23,136	$ 23,136	23,136	23,136	23,136	23,136	23,136	23,136													21,345			18,081		20,427			13,428			12,182		11,497			$ 10,000
Average Annual Return, Percent			8.39%								13.69%					13.11%
C000209106 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Russell 1000® Dynamic Multifactor ETF — Market Price Return
Average Annual Return, Percent			8.35%								13.66%					13.10%
C000209109 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return
Account Value	17,226	17,226	$ 17,226	17,226	17,226	17,226	17,226	17,226	17,226	17,226	$ 17,226	17,226	17,226	17,226	17,226	$ 17,226	17,226	17,226	17,226	17,226	17,226	17,226													15,662			14,729		17,023			10,372			10,491		11,582			10,000
Average Annual Return, Percent			9.99%								10.43%					8.31%
C000209109 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Russell 2000® Dynamic Multifactor ETF — Market Price Return
Average Annual Return, Percent			9.74%								10.40%					8.31%
C000213440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 Corporate Bond ETF — NAV Return
Account Value	10,870	10,870	$ 10,870	10,870	10,870	10,870	10,870	10,870	10,870	$ 10,870	$ 10,870	10,870	10,870	10,870	10,870	$ 10,870	10,870	10,870	10,870	10,870	10,870	10,870													9,974			9,798		11,242			11,096		$ 10,000
Average Annual Return, Percent			8.98%							1.69%
C000213440 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			9.10%							1.63%
C000213441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return
Account Value	11,788	11,788	$ 11,788	11,788	11,788	11,788	11,788	11,788	11,788	$ 11,788	11,788	11,788	11,788	11,788	11,788	11,788	11,788	11,788	11,788	11,788	11,788	11,788													10,636			9,945		11,192			10,432		10,000
Average Annual Return, Percent			10.84%							3.37%
C000213441 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2027 High Yield Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			10.72%							3.35%
C000213743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 Municipal Bond ETF — NAV Return
Account Value	10,230	10,230	$ 10,230	10,230	10,230	10,230	10,230	10,230	$ 10,230	$ 10,230	10,230	10,230	10,230	10,230	10,230	10,230	10,230	10,230	10,230	10,230	10,230	10,230													9,747			9,608		10,830			10,462	10,000
Average Annual Return, Percent			5.02%						0.46%
C000213743 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent			4.87%						0.46%
C000213744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 Municipal Bond ETF — NAV Return
Account Value	9,617	9,617	$ 9,617	9,617	9,617	9,617	9,617	$ 9,617	$ 9,617	9,617	9,617	9,617	9,617	9,617	9,617	9,617	9,617	9,617	9,617	9,617	9,617	9,617													9,140			8,981		10,409		$ 10,000
Average Annual Return, Percent			5.26%					(0.98%)
C000213744 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent			4.91%					(1.05%)
C000221367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return
Account Value	11,001	11,001	$ 11,001	11,001	11,001	11,001	11,001	$ 11,001	11,001	11,001	11,001	11,001	11,001	11,001	11,001	11,001	11,001	11,001	11,001	11,001	11,001	11,001													9,863			9,331		10,676		10,000
Average Annual Return, Percent			11.63%					2.44%
C000221367 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2028 High Yield Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			11.85%					2.57%
C000221368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 Corporate Bond ETF — NAV Return
Account Value	9,516	9,516	$ 9,516	9,516	9,516	9,516	9,516	$ 9,516	9,516	9,516	9,516	9,516	9,516	9,516	9,516	9,516	9,516	9,516	9,516	9,516	9,516	9,516													8,689			8,580		10,055		10,000
Average Annual Return, Percent			9.51%					(1.25%)
C000221368 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			9.71%					(1.24%)
C000225365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco International Developed Dynamic Multifactor ETF — NAV Return
Account Value	11,994	11,994	$ 11,994	11,994	11,994	11,994	$ 11,994	$ 11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994	11,994													10,543			8,473		10,938	$ 10,000
Average Annual Return, Percent			13.69%				5.31%
C000225365 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco International Developed Dynamic Multifactor ETF — Market Price Return
Average Annual Return, Percent			13.36%				4.30%
C000229787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 Corporate Bond ETF — NAV Return
Account Value	9,240	9,240	$ 9,240	9,240	9,240	$ 9,240	$ 9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240	9,240													8,436			8,375	$ 10,000
Average Annual Return, Percent			9.60%			(2.64%)
C000229787 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			9.73%			(2.59%)
C000229788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return
Account Value	10,228	10,228	$ 10,228	10,228	10,228	$ 10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228	10,228													9,052			8,550	10,000
Average Annual Return, Percent			12.99%			0.77%
C000229788 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2029 High Yield Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			13.36%			0.88%
C000229789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 Municipal Bond ETF — NAV Return
Account Value	9,133	9,133	$ 9,133	9,133	9,133	$ 9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133	9,133													8,647			8,446	10,000
Average Annual Return, Percent			5.64%			(3.02%)
C000229789 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent			5.23%			(3.17%)
C000237719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2032 Corporate Bond ETF — NAV Return
Account Value	11,330	11,330	$ 11,330	11,330	$ 11,330	$ 11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330	11,330													10,341		$ 10,000
Average Annual Return, Percent			9.58%		6.52%
C000237719 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2032 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			9.73%		6.61%
C000237720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return
Account Value	11,942	11,942	$ 11,942	11,942	$ 11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942	11,942													10,513		10,000
Average Annual Return, Percent			13.52%		9.39%
C000237720 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2030 High Yield Corporate Bond ETF — Market Price Return
Average Annual Return, Percent			13.46%		9.12%
C000237721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2032 Municipal Bond ETF — NAV Return
Account Value	10,673	10,673	$ 10,673	$ 10,673	$ 10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673	10,673													10,077	$ 10,000
Average Annual Return, Percent			5.90%	4.44%
C000237721 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2032 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent			5.84%	4.48%
C000244604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2033 Corporate Bond ETF — NAV Return
Account Value	11,144	$ 11,144	$ 11,144	$ 11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	11,144	$ 10,979	$ 10,690	$ 10,611	$ 10,400	$ 10,682	$ 10,540	$ 10,733	$ 10,765	$ 10,299	$ 9,629	$ 9,845	$ 10,000
Average Annual Return, Percent		11.44%
C000244604 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2033 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent		11.53%
C000244605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return
Account Value	11,353	$ 11,353	$ 11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,353	11,153	10,927	10,781	10,671	10,845	10,678	10,751	10,771	10,306	9,695	9,852	10,000
Average Annual Return, Percent		13.53%
C000244605 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2031 High Yield Corporate Bond ETF — Market Price Return
Average Annual Return, Percent		13.85%
C000244606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2033 Municipal Bond ETF — NAV Return
Account Value	$ 10,784	$ 10,784	$ 10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,784	10,710	10,617	10,423	10,453	10,645	10,673	10,701	10,716	10,344	9,596	9,728	10,000
Average Annual Return, Percent		7.84%
C000244606 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2033 Municipal Bond ETF — Market Price Return
Average Annual Return, Percent		8.08%
C000250315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2034 Corporate Bond ETF — NAV Return
Average Annual Return, Percent	3.95%
C000250315 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2034 Corporate Bond ETF — Market Price Return
Average Annual Return, Percent	4.15%
C000250316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent	4.02%
C000250316 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares 2032 High Yield Corporate Bond ETF — Market Price Return
Average Annual Return, Percent	4.06%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 33,882	$ 33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	33,882	$ 33,882	33,882													26,650			22,986		25,893			19,740			16,189		15,730					13,145		11,309		10,048		10,000
Average Annual Return, Percent			27.14%								15.92%										12.98%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,893	$ 11,893	$ 11,893	11,893	$ 11,893	$ 11,893	11,893	$ 11,893	11,893	$ 11,893	$ 11,893	11,893	11,893	$ 11,893	$ 11,893	11,893	$ 11,893	$ 11,893	$ 11,893	$ 11,893	$ 11,893	$ 11,893	10,716	10,472	10,374	10,201	10,465	10,369	10,518	10,547	10,158	9,718	9,874	10,000	11,084			11,218	10,000	12,678		10,000	12,689		10,000	11,918		10,817	10,000	10,000		10,000	10,932	10,000	10,878	10,000	10,266	10,000
Average Annual Return, Percent	3.61%	8.70%	7.30%		3.44%	(2.22%)		(1.65%)		0.22%	(0.04%)			1.66%	1.67%		1.30%	1.20%	1.57%	1.76%		5.28%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Account Value	$ 10,608	$ 10,608	$ 10,608	$ 10,608	$ 10,608	$ 10,608	10,608	$ 10,608	$ 10,608	$ 10,608	$ 10,608	10,608	10,608	$ 10,608	$ 10,608	10,608	$ 10,608	$ 10,608	$ 10,608	$ 10,608	10,608	$ 10,608	10,582	10,486	10,328	10,359	10,488	10,489	10,475	10,529	10,290	9,676	9,759	10,000	9,999	10,000		9,832	10,000	10,761		10,000	10,407	10,000
Average Annual Return, Percent		6.66%	6.09%	4.76%		(0.49%)		0.48%	1.20%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Account Value	20,648	$ 20,648	$ 20,648	$ 20,648	20,648	$ 20,648	20,648	$ 20,648	$ 20,648	20,648	$ 20,648	20,648	$ 20,648	20,648	20,648	$ 20,648	20,648	20,648	20,648	20,648	20,648	20,648													16,369			14,264		16,449			12,363			10,180	10,000				10,000
Average Annual Return, Percent			26.14%								15.19%		12.92%			13.35%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE® Index (Net)
Account Value	12,187	12,187	$ 12,187	12,187	12,187	12,187	$ 12,187	12,187	12,187	12,187	$ 12,187	12,187	$ 12,187	12,187	12,187	$ 12,187	12,187	12,187	12,187	12,187	12,187	12,187													10,206			8,655		10,792	10,000
Average Annual Return, Percent			19.40%				5.79%
Blended Invesco Bloomberg Pricing Power Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Blended - Invesco Bloomberg Pricing Power Benchmark
Account Value	26,945	26,945	$ 26,945	26,945	26,945	26,945	$ 26,945	26,945	26,945	26,945	$ 26,945	26,945	26,945	26,945	26,945	26,945	26,945	26,945	26,945	26,945	$ 26,945	26,945													21,833			20,416		21,269			17,110			15,718		14,307					12,231		10,741		9,417		$ 10,000
Average Annual Return, Percent			23.41%								11.38%										10.42%
Bloomberg U S Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Index
Account Value	$ 13,155	$ 13,155	$ 13,155	13,155	$ 13,155	$ 13,155	13,155	$ 13,155	13,155	$ 13,155	$ 13,155	13,155	13,155	$ 13,155	13,155	13,155	$ 13,155	$ 13,155	$ 13,155	$ 13,155	$ 13,155	13,155	10,886	10,633	10,566	10,371	10,642	10,506	10,667	10,685	10,241	9,663	9,848	10,000	12,037		10,000	11,930	10,000	14,021		10,000	13,676		10,000	12,721		11,225	10,000			10,000	11,339	10,000	11,102	10,000	10,125	10,000
Average Annual Return, Percent	3.55%	10.58%	9.29%		5.64%	(2.29%)		(1.07%)		1.04%	0.67%			2.72%			2.23%	2.31%	2.86%	2.79%
Invesco BulletShares USD Corporate Bond 2024 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2024 Index
Account Value	$ 14,293	$ 14,293	$ 14,293	14,293	$ 14,293	$ 14,293	14,293	$ 14,293	14,293	$ 14,293	$ 14,293	14,293	14,293	$ 14,293	14,293	14,293	$ 14,293	$ 14,293	$ 14,293	$ 14,293	14,293	14,293													13,502			13,139		13,781			13,554			12,666		11,496					11,624		11,368		$ 10,257	$ 10,000
Average Annual Return, Percent			5.86%								2.45%									3.65%
Invesco BulletShares USD High Yield Corporate Bond 2024 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD High Yield Corporate Bond 2024 Index
Account Value	14,399	14,399	$ 14,399	14,399	14,399	14,399	14,399	14,399	14,399	14,399	$ 14,399	14,399	14,399	14,399	14,399	14,399	14,399	$ 14,399	14,399	$ 14,399	14,399	14,399													13,372			12,361		13,288			12,263			11,980		11,179					10,942	10,000
Average Annual Return, Percent			7.68%								3.75%							4.69%
Bloomberg U S Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High Yield Index
Account Value	$ 14,963	$ 14,963	$ 14,963	14,963	$ 14,963	$ 14,963	14,963	$ 14,963	14,963	$ 14,963	$ 14,963	14,963	14,963	$ 14,963	14,963	14,963	$ 14,963	$ 14,963	14,963	14,963	14,963	14,963	11,107	10,895	10,793	10,676	10,777	10,651	10,620	10,621	10,239	9,795	9,911	10,000	13,295			12,406	10,000	13,876		10,000	12,598		10,000	12,032		11,291	10,000			10,000	10,920	10,000
Average Annual Return, Percent	3.59%	12.88%	12.55%		9.69%	2.42%		4.47%		4.38%	4.46%			4.81%			4.54%	5.19%
Invesco BulletShares Municipal Bond 2024 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2024 Index
Account Value	$ 10,849	$ 10,849	$ 10,849	10,849	$ 10,849	$ 10,849	10,849	$ 10,849	$ 10,849	$ 10,849	$ 10,849	10,849	10,849	$ 10,849	10,849	10,849	$ 10,849	$ 10,849	10,849	10,849	10,849	10,849													10,468			10,269		10,642			10,387	10,000
Average Annual Return, Percent			3.63%						1.67%
Invesco BulletShares USD Corporate Bond 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2025 Index
Account Value	13,543	13,543	$ 13,543	13,543	13,543	13,543	13,543	13,543	$ 13,543	13,543	$ 13,543	13,543	13,543	13,543	13,543	13,543	13,543	13,543	$ 13,543	13,543	13,543	13,543													12,753			12,491		13,367			13,189			12,212		10,955					11,107		$ 10,936	$ 10,000
Average Annual Return, Percent			6.20%								2.09%								3.47%
Invesco BulletShares USD High Yield Corporate Bond 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD High Yield Corporate Bond 2025 Index
Account Value	14,278	14,278	$ 14,278	14,278	14,278	14,278	14,278	14,278	14,278	14,278	$ 14,278	14,278	14,278	14,278	14,278	14,278	14,278	14,278	$ 14,278	14,278	14,278	14,278													12,979			11,922		12,439			11,411			10,948		10,203				10,000
Average Annual Return, Percent			10.01%								5.46%
Invesco BulletShares Municipal Bond 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2025 Index
Account Value	10,723	10,723	$ 10,723	10,723	10,723	10,723	10,723	10,723	$ 10,723	10,723	$ 10,723	10,723	10,723	10,723	10,723	10,723	10,723	10,723	10,723	10,723	10,723	10,723													10,311			10,160		10,737			10,420	10,000
Average Annual Return, Percent			4.00%						1.43%
Invesco BulletShares USD Corporate Bond 2026 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2026 Index
Account Value	12,447	12,447	$ 12,447	12,447	12,447	12,447	12,447	12,447	$ 12,447	12,447	$ 12,447	12,447	12,447	12,447	12,447	12,447	12,447	$ 12,447	12,447	12,447	12,447	12,447													11,636			11,430		12,523			12,364			11,345		10,033					$ 10,221	$ 10,000
Average Annual Return, Percent			6.97%								1.87%							2.79%
Invesco BulletShares USD High Yield Corporate Bond 2026 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD High Yield Corporate Bond 2026 Index
Account Value	13,660	13,660	$ 13,660	13,660	13,660	13,660	13,660	13,660	13,660	13,660	$ 13,660	13,660	13,660	$ 13,660	13,660	13,660	13,660	$ 13,660	13,660	13,660	13,660	13,660													12,440			11,537		12,369			11,380			10,949		10,048	10,000
Average Annual Return, Percent			9.81%								4.52%			5.28%
Invesco BulletShares Municipal Bond 2026 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2026 Index
Account Value	10,596	10,596	$ 10,596	10,596	10,596	10,596	10,596	10,596	$ 10,596	10,596	$ 10,596	10,596	10,596	$ 10,596	10,596	10,596	10,596	10,596	10,596	10,596	10,596	10,596													10,147			10,012		10,822			10,430	10,000
Average Annual Return, Percent			4.43%						1.18%
Invesco BulletShares USD Corporate Bond 2027 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2027 Index
Account Value	12,278	12,278	$ 12,278	12,278	12,278	12,278	12,278	12,278	$ 12,278	12,278	$ 12,278	12,278	12,278	12,278	12,278	12,278	$ 12,278	12,278	12,278	12,278	12,278	12,278													11,402			11,224		12,465			12,211			11,267		9,878				$ 10,000
Average Annual Return, Percent			7.68%								1.73%						3.01%
Invesco BulletShares USD High Yield Corporate Bond 2027 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD High Yield Corporate Bond 2027 Index
Account Value	12,384	12,384	$ 12,384	12,384	12,384	12,384	12,384	12,384	12,384	$ 12,384	$ 12,384	12,384	12,384	12,384	12,384	12,384	$ 12,384	12,384	12,384	12,384	12,384	12,384													11,124			10,356		11,554			10,665		10,000
Average Annual Return, Percent			11.33%							4.40%
Invesco BulletShares USD Corporate Bond 2028 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2028 Index
Account Value	12,488	12,488	$ 12,488	12,488	12,488	12,488	12,488	12,488	12,488	$ 12,488	$ 12,488	12,488	12,488	$ 12,488	12,488	12,488	12,488	12,488	12,488	12,488	12,488	12,488													11,517			11,279		12,758			12,493			11,516		10,040	$ 10,000
Average Annual Return, Percent			8.43%								1.63%			3.74%
Invesco BulletShares USD High Yield Corporate Bond 2028 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD High Yield Corporate Bond 2028 Index
Account Value	11,219	11,219	$ 11,219	11,219	11,219	11,219	11,219	$ 11,219	11,219	11,219	$ 11,219	11,219	11,219	$ 11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219	11,219													9,984			9,441		10,744		10,000
Average Annual Return, Percent			12.37%					2.95%
Invesco BulletShares Municipal Bond 2028 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2028 Index
Account Value	10,491	10,491	$ 10,491	10,491	10,491	10,491	10,491	$ 10,491	$ 10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491	10,491													9,997			9,838		10,915			10,403	10,000
Average Annual Return, Percent			4.95%						0.98%
Invesco BulletShares USD Corporate Bond 2029 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2029 Index
Account Value	10,940	10,940	$ 10,940	10,940	10,940	10,940	10,940	10,940	$ 10,940	$ 10,940	10,940	10,940	10,940	10,940	10,940	10,940	10,940	10,940	10,940	10,940	10,940	10,940													10,028			9,838		11,277			11,116		$ 10,000
Average Annual Return, Percent			9.10%							1.83%
Invesco BulletShares USD High Yield Corporate Bond 2029 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD High Yield Corporate Bond 2029 Index
Account Value	10,337	10,337	$ 10,337	10,337	10,337	$ 10,337	10,337	10,337	10,337	$ 10,337	10,337	10,337	10,337	10,337	10,337	10,337	10,337	10,337	10,337	10,337	10,337	10,337													9,119			8,572	10,000
Average Annual Return, Percent			13.36%			1.13%
Invesco BulletShares Municipal Bond 2029 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2029 Index
Account Value	10,314	10,314	$ 10,314	10,314	10,314	$ 10,314	10,314	10,314	$ 10,314	10,314	10,314	10,314	10,314	10,314	10,314	10,314	10,314	10,314	10,314	10,314	10,314	10,314													9,782			9,617		10,960			10,452	10,000
Average Annual Return, Percent			5.44%						0.63%
Invesco BulletShares USD Corporate Bond 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2030 Index
Account Value	9,536	9,536	$ 9,536	9,536	9,536	9,536	9,536	$ 9,536	$ 9,536	9,536	9,536	9,536	9,536	9,536	9,536	9,536	9,536	9,536	9,536	9,536	9,536	9,536													8,699			8,583		10,065		10,000
Average Annual Return, Percent			9.62%					(1.19%)
Invesco BulletShares USD High Yield Corporate Bond 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD High Yield Corporate Bond 2030 Index
Account Value	12,072	12,072	$ 12,072	12,072	$ 12,072	12,072	12,072	$ 12,072	12,072	12,072	12,072	12,072	12,072	12,072	12,072	12,072	12,072	12,072	12,072	12,072	12,072	12,072													10,562		10,000
Average Annual Return, Percent			14.30%		9.99%
Invesco BulletShares Municipal Bond 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2030 Index
Account Value	9,728	9,728	$ 9,728	9,728	$ 9,728	9,728	9,728	$ 9,728	9,728	9,728	9,728	9,728	9,728	9,728	9,728	9,728	9,728	9,728	9,728	9,728	9,728	9,728													9,203			9,010		10,512		$ 10,000
Average Annual Return, Percent			5.71%					(0.70%)
Invesco BulletShares USD Corporate Bond 2031 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2031 Index
Account Value	9,273	9,273	$ 9,273	9,273	9,273	$ 9,273	9,273	$ 9,273	9,273	9,273	9,273	9,273	9,273	9,273	9,273	9,273	9,273	9,273	9,273	9,273	9,273	9,273													8,455			8,386	10,000
Average Annual Return, Percent			9.68%			(2.52%)
Invesco BulletShares USD High Yield Corporate Bond 2031 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares USD® High Yield Corporate Bond 2031 Index
Account Value	11,423	$ 11,423	$ 11,423	11,423	11,423	$ 11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,423	11,212	10,977	10,831	10,713	10,888	10,715	10,776	10,809	10,329	9,712	9,858	10,000
Average Annual Return, Percent		14.23%
Invesco BulletShares Municipal Bond 2031 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2031 Index
Account Value	9,126	$ 9,126	$ 9,126	9,126	9,126	$ 9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126	9,126													8,625			8,420	$ 10,000
Average Annual Return, Percent			5.82%			(3.04%)
Invesco BulletShares USD Corporate Bond 2032 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2032 Index
Account Value	$ 11,205	11,205	$ 11,205	11,205	$ 11,205	$ 11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205	11,205													10,220		$ 10,000
Average Annual Return, Percent			9.64%		5.92%
Invesco BulletShares USD High Yield Corporate Bond 2032 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD High Yield Corporate Bond 2032 Index
Average Annual Return, Percent	4.18%
Invesco BulletShares Municipal Bond 2032 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2032 Index
Account Value	$ 10,747	10,747	$ 10,747	$ 10,747	$ 10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747	10,747													10,101	$ 10,000
Average Annual Return, Percent			6.39%	4.93%
Invesco BulletShares USD Corporate Bond 2033 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2033 Index
Account Value	11,162	$ 11,162	$ 11,162	$ 11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	11,162	10,997	10,707	10,624	10,413	10,699	10,549	10,743	10,777	10,303	9,631	9,844	10,000
Average Annual Return, Percent		11.62%
Invesco BulletShares Municipal Bond 2033 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2033 Index
Account Value	$ 10,764	$ 10,764	$ 10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	10,764	$ 10,688	$ 10,595	$ 10,392	$ 10,435	$ 10,620	$ 10,650	$ 10,666	$ 10,701	$ 10,336	$ 9,581	$ 9,712	$ 10,000
Average Annual Return, Percent		7.64%
Invesco BulletShares USD Corporate Bond 2034 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® USD Corporate Bond 2034 Index
Average Annual Return, Percent	3.99%
FTSE Developed ex US Invesco Dynamic Multifactor Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)
Account Value	$ 12,264	$ 12,264	$ 12,264	12,264	12,264	12,264	$ 12,264	12,264	12,264	12,264	12,264	12,264	12,264	12,264	12,264	12,264	12,264	12,264	12,264	12,264	12,264	12,264													10,734			8,543		10,970	10,000
Average Annual Return, Percent			14.26%				5.98%
FTSE Developed ex US Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE Developed ex US Index (Net)
Account Value	11,949	11,949	$ 11,949	11,949	11,949	11,949	$ 11,949	11,949	11,949	11,949	11,949	11,949	11,949	11,949	11,949	11,949	11,949	11,949	11,949	11,949	11,949	11,949													10,064			8,686		10,777	$ 10,000
Average Annual Return, Percent			18.72%				5.20%
Invesco Investment Grade Defensive Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Investment Grade Defensive Index
Account Value	11,799	11,799	$ 11,799	11,799	11,799	11,799	$ 11,799	11,799	11,799	11,799	$ 11,799	11,799	11,799	11,799	$ 11,799	11,799	11,799	11,799	11,799	11,799	11,799	11,799													10,923			10,796		11,651			11,594			10,861		10,070		10,000
Average Annual Return, Percent			8.02%								1.67%				2.75%
iBoxx USD Liquid Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			iBoxx USD Liquid Investment Grade Index
Account Value	11,887	11,887	$ 11,887	11,887	11,887	11,887	11,887	11,887	11,887	11,887	$ 11,887	11,887	11,887	11,887	$ 11,887	11,887	11,887	11,887	11,887	11,887	11,887	11,887													10,845			10,761		12,951			12,616			11,637		10,057		$ 10,000
Average Annual Return, Percent			9.61%								0.43%				2.88%
Invesco Strategic US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco Strategic US Index
Account Value	22,226	22,226	$ 22,226	22,226	22,226	22,226	22,226	22,226	22,226	22,226	$ 22,226	$ 22,226	22,226	22,226	$ 22,226	22,226	22,226	22,226	22,226	22,226	22,226	22,226													18,178			15,853		16,290			11,650			10,105	10,000
Average Annual Return, Percent			22.27%								17.07%	14.32%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Account Value	21,200	21,200	$ 21,200	21,200	21,200	21,200	21,200	21,200	21,200	21,200	$ 21,200	$ 21,200	21,200	21,200	21,200	$ 21,200	21,200	21,200	21,200	21,200	21,200	21,200													16,746			14,511		16,673			12,607			10,291	$ 10,000				10,000
Average Annual Return, Percent			26.60%								15.55%	13.42%				13.75%
Russell 1000 Invesco Dynamic Multifactor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Invesco Dynamic Multifactor Index
Account Value	23,606	23,606	$ 23,606	23,606	23,606	23,606	23,606	23,606	23,606	23,606	$ 23,606	$ 23,606	23,606	23,606	23,606	$ 23,606	23,606	23,606	23,606	23,606	23,606	23,606													21,705			18,323		20,651			13,531			12,255		11,534			10,000
Average Annual Return, Percent			8.76%								14.01%					13.44%
Russell 2000 Invesco Dynamic Multifactor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Invesco Dynamic Multifactor Index
Account Value	17,821	17,821	$ 17,821	17,821	17,821	17,821	17,821	17,821	17,821	17,821	$ 17,821	17,821	17,821	17,821	17,821	$ 17,821	17,821	17,821	17,821	17,821	17,821	17,821													16,093			15,045		17,315			10,517			10,580		11,626			10,000
Average Annual Return, Percent			10.73%								10.99%					8.85%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Account Value	16,417	16,417	$ 16,417	16,417	16,417	16,417	16,417	16,417	16,417	16,417	$ 16,417	16,417	16,417	16,417	16,417	$ 16,417	16,417	16,417	16,417	16,417	16,417	16,417													13,857			13,241		16,125			10,964			$ 10,341		$ 11,872			$ 10,000
Average Annual Return, Percent			18.47%								9.68%					7.55%
Invesco BulletShares Municipal Bond 2027 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Invesco BulletShares® Municipal Bond 2027 Index
Account Value	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548	$ 10,548													$ 10,081			$ 9,938		$ 10,868			$ 10,413	$ 10,000
Average Annual Return, Percent			4.64%						1.09%